Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 12	$ (4,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	708	1,028
Loss (gain) on disposal of property and equipment	(67)	(11)
Gains on sales of marketable securities	(4)	(12)
Grants recognized in other income and income from operations	(397)	(50)
Remeasurement of acquisition liabilities	(5,080)	0
Stock compensation expense	685	519
Increase (decrease) in cash from:
Accounts receivable	2,735	535
Inventory	(133)	60
Prepaid expenses and other current assets	702	1,025
Research and development tax credit receivable	(1,537)	347
Accounts payable	373	(463)
Deferred revenue	(1,617)	(886)
Accrued expenses	(677)	(1,283)
Other current liabilities	24	163
Other long-term assets and liabilities	(312)	(375)
Net cash provided by (used in) operating activities	(4,585)	(4,330)
Cash flows from investing activities:
Purchases of property and equipment	(336)	(901)
Proceeds from disposal of property and equipment	67	11
Purchase of marketable securities	(339)	(3,689)
Proceeds from sales of marketable securities	3,618	7,985
Cash transferred on acquisition	1,631	0
Net cash provided by (used in) investing activities	4,641	3,406
Cash flows from financing activities:
Proceeds from loan or conditional grants	170	0
Reimbursment of loans or conditional grants	0	(1,818)
Principal payments on capital lease obligations	(31)	(20)
Cash proceeds from issuance of ordinary shares and warrants	602	0
Net cash provided by (used in) financing activities	741	(1,838)
Effect of exchange rate changes on cash and cash equivalents	95	409
Net increase (decrease) in cash and cash equivalents	892	(2,353)
Cash and cash equivalents, beginning of period	3,456	8,184
Cash and cash equivalents, end of period	4,348	5,831
The supplemental schedule of non cash investing and financing activities is as follows
Fair value of assets acquired:	50,927
Liabilities assumed:	$ 50,927